Trade and Other Receivables (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024
Trade and other receivables
Trade receivables	$ 6,802	$ 3,572
Value added taxes receivable	535	0
Other receivables	3,261	3,560
Trade and other receivables	$ 10,598	$ 7,132